Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% Senior Notes due 2034
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	Calculated in accordance with Rule 457(o) based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rule 456(b) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the registrant's registration on Form S-3 (File No. 333-278743), filed with Securities and Exchange Commission on April 16, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 6.750% Senior Notes due 2034
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.